INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of effective tax rates and federal statutory rates applied to financial statement income
U. S. federal income tax rate (as a percent)	34.00%	34.00%	34.00%
Changes from the statutory rate
Tax-exempt interest income (as a percent)	14.70%	16.80%	13.80%
Historic and low income tax credits (as a percent)	7.00%	5.40%	2.10%
Insurance captive	(1.80%)
Non-deductible interest expense related to carrying tax-exempt investments (as a percent)	0.40%	0.50%	0.40%
Other (as a percent)	0.40%	0.60%	0.50%
Effective tax rates (as a percent)	11.30%	12.90%	19.00%